FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2025	2024
Current
Marketable securities	$544	$571
Restricted cash	83	165
Derivative assets	95	185
Loans and notes receivable	328	396
Other financial assets (1)	180	220
Total current	$1,230	$1,537
Non-current
Marketable securities (2)	$3,093	$2,333
Restricted cash	68	63
Derivative assets	135	337
Loans and notes receivable (3)	5,774	5,734
Other financial assets (1)	2,183	2,367
Total non-current	$11,253	$10,834
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Marketable securities include $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(3)Loans and notes receivable includes $5,110 million (2024: $5,014 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.